Property, Plant and Equipment, Net - Additional information (Details) ¥ in Thousands, $ in Thousands		9 Months Ended			12 Months Ended
	Aug. 27, 2021 CNY (¥) item	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets		¥ 0	$ 0	¥ 27,388
Mianyang Xinchen("Xinchen") | Sichuan Li Xinchen
Property, Plant and Equipment [Line Items]
Capital contribution of long-lived assets received	¥ 228,668
Beijing CHJ
Property, Plant and Equipment [Line Items]
Percentage of equity interest						50.00%
Beijing CHJ | Mianyang Xinchen("Xinchen")
Property, Plant and Equipment [Line Items]
Percentage of equity interest	51.00%
Beijing CHJ | Mianyang Xinchen("Xinchen") | Sichuan Li Xinchen
Property, Plant and Equipment [Line Items]
Percentage of equity interest	51.00%
Total number of board members | item	5
Right to nominate number of board members | item	3
Production facilities | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)		3 years	3 years
Production facilities | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)		10 years	10 years
Mold and tooling
Property, Plant and Equipment [Line Items]
Increased depreciation expense recorded in inventories and cost of sales		¥ 225,791
Production facilities and mold and tooling
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets					¥ 27,388